FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 190,353	$ 206,773	$ 192,817
Loans and advances to banks	16,435	17,781	15,360
Receivables from securities financing transactions	63,291	69,452	75,012
Cash collateral receivables on derivative instruments	43,766	39,254	30,514
Loans and advances to customers	384,878	393,960	398,693
Other financial assets measured at amortized cost	37,551	28,766	26,236
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	190,400	206,800	192,800
Loans and advances to banks	16,400	17,800	15,300
Receivables from securities financing transactions	63,300	69,500	75,000
Cash collateral receivables on derivative instruments	43,800	39,300	30,500
Loans and advances to customers	374,600	387,900	397,900
Other financial assets measured at amortized cost	$ 36,100	$ 28,300	$ 26,500